INVESTMENTS (Narrative) (Details) $ in Thousands			12 Months Ended
	Sep. 21, 2023	Oct. 29, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Oct. 29, 2019 CNY (¥)
INVESTMENTS
Interest income on short-term debt investment			$ 5,958	$ 6,854	$ 11,925
Short-term investments, Redeemed, Percentage	50.00%		50.00%
Short-term investments, Outstanding, Percentage			50.00%
Marketable Securities			$ 667	0	16,658
Impairment on investments			0	270	390
Net gain			1,484		$ 17,233
Disposal of investment without readily determinable fair values				$ 0
Net proceeds			3,267
Realized gain			667
Cash Proceeds			3,245
Realized gain from sale of investment			$ 1,484
Short term bond
INVESTMENTS
Structured note term						1 year
Long term bond
INVESTMENTS
Structured note term						3 years
Beijing SouFun Network Technology Co., Ltd.
INVESTMENTS
Structured note term		364 days
Total consideration		$ 102,009					¥ 720,000,000